Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Borrowings
Summary of non-convertible promissory notes payable

	As of September 30,	As of December 31,
	2022	2021
Malta loan receipt 3 – June 3, 2022	$56,885	$—
Malta loan receipt 2 – August 10, 2021	277,087	322,190
Malta loan receipt 1 – February 9, 2021	448,768	521,816
Total principal outstanding	782,740	844,006
Plus accrued interest	21,873	12,252
Total promissory notes payable	$804,613	$856,258

	As of December 31,
Date Issued	2021	2020
August 10, 2021	$322,190	$—
February 9, 2021	521,816	—
April 22, 2020	—	350,000
Total principal outstanding	844,006	350,000
Less discount	—	(25,511)
Debt net of discount	844,006	324,489
Plus accrued interest	12,252	19,730
Total non-convertible promissory notes payable	$856,258	$344,219